Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies
Changes in warranty liabilities
Standard Warranty Liability

($ in millions)
	2014	2013
Balance at January 1	$376	$394
Current period accruals	240	346
Accrual adjustments to reflect experience*	(120)	22
Changes incurred	(298)	(387)
Balance at December 31	$197	$376

* Includes an adjustment of ($125 million) in 2014 related to the industry standard server divestiture

Extended Warranty Liability (Deferred Income)

($ in millions)
	2014	2013
Balance at January 1	$579	$606
Revenue deferred for new extended warranty contracts	298	305
Amortization of deferred revenue*	(316)	(324)
Other**	(24)	(8)
Balance at December 31	$536	$579
Current portion	$254	$284
Noncurrent portion	282	295
Balance at December 31	$536	$579

* Includes an adjustment of ($21 million) in 2014 related to the industry standard server divestiture.

** Other consists primarily of foreign currency translation adjustments.